Segment information	12 Months Ended
Dec. 31, 2017
Segment information
Segment information

5.          Segment information

The Group is engaged principally in the computer-aided design, manufacturing and trading of integrated circuits. The Group’s chief operating decision makers have been identified as the Co-Chief Executive Officers, who review consolidated results when making decisions about resources allocation and assessing performance of the Group. The Group operates in one segment. The measurement of segment profits is based on profit from operation as presented in the statements of profit or loss and other comprehensive income.

The Group operates in three principal geographical areas — United States, Europe, and Asia Pacific. The Group’s operating revenue from customers, based on the location of their headquarters, is detailed below.

	Revenue from external customers
	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
United States(2)	1,240,906	858,858	776,223
Mainland China and Hong Kong	1,465,553	1,447,427	1,066,558
Eurasia(1)	394,716	607,895	393,634
	3,101,175	2,914,180	2,236,415
(1)	Not including Mainland China and Hong Kong
(2)	Presenting the revenue to those companies whose headquarters are in the United States, but ultimately selling products to their global customers.

The Group’s operating revenue by product and service type is detailed below:

	Revenue from external customers
	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Sales of wafers	3,038,947	2,803,819	2,134,943
Mask making, testing and others	62,228	110,361	101,472
	3,101,175	2,914,180	2,236,415

The Group’s business is characterized by high fixed costs relating to advanced technology equipment purchases, which result in correspondingly high levels of depreciation expenses. The Group will continue to incur capital expenditures and depreciation expenses as it equips and ramps-up additional fabs and expand its capacity at the existing fabs. The following table summarizes property, plant and equipment of the Group by geographical location.

	Property, plant and equipment
	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
United States	45	69	95
Europe(2)	137,778	125,339	5
Asia(1)	117	97	122
Hong Kong	2,618	2,839	3,040
Mainland China(2)	6,382,845	5,559,013	3,900,556
	6,523,403	5,687,357	3,903,818

(1)	Not including Mainland China and Hong Kong
(2)	Fabrication facilities are owned and operated only in Mainland China and Italy.